SHARE-BASED PAYMENT (Details 13) (USD $)	Aug. 29, 2013
Pre-Modification [Member]
Weighted-average exercise price	$ 2
Expected term (in years)	3 years
Weighted-average volatility	70.00%
Risk-free rate	79.00%
Expected dividends	0.00%
Post-Modification [Member]
Weighted-average exercise price	$ 0
Expected term (in years)	2 years
Weighted-average volatility	70.00%
Risk-free rate	39.00%
Expected dividends	0.00%